UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22582

Western Asset Middle Market Income Fund Inc.

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: (888)-777-0102

Date of fiscal year end: April 30

Date of reporting period: January 31, 2019

ITEM 1.	SCHEDULE OF INVESTMENTS.

WESTERN ASSET MIDDLE MARKET INCOME FUND INC.

FORM N-Q

JANUARY 31, 2019

WESTERN ASSET MIDDLE MARKET INCOME FUND INC.

Schedule of investments (unaudited)	January 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CORPORATE BONDS & NOTES - 83.6%
COMMUNICATION SERVICES - 5.2%
Diversified Telecommunication Services - 0.7%
Cogent Communications Group Inc., Senior Secured Notes	5.375%	3/1/22	1,200,000	$1,225,200	(a)

Wireless Telecommunication Services - 4.5%
CSC Holdings LLC, Senior Notes	10.125%	1/15/23	590,000	638,557	(a)
CSC Holdings LLC, Senior Notes	6.625%	10/15/25	1,000,000	1,048,750	(a)
CSC Holdings LLC, Senior Notes	10.875%	10/15/25	747,000	862,927	(a)(b)
HC2 Holdings Inc., Senior Secured Notes	11.500%	12/1/21	1,960,000	1,866,900	(a)
Sprint Communications Inc., Senior Notes	11.500%	11/15/21	815,000	948,456
Sprint Corp., Senior Notes	7.875%	9/15/23	2,520,000	2,683,800

Total Wireless Telecommunication Services				8,049,390

TOTAL COMMUNICATION SERVICES				9,274,590

CONSUMER DISCRETIONARY - 19.2%
Auto Components - 0.8%
Adient Global Holdings Ltd., Senior Notes	4.875%	8/15/26	2,000,000	1,510,000	(a)

Diversified Consumer Services - 1.2%
Carriage Services Inc., Senior Notes	6.625%	6/1/26	2,080,000	2,095,600	(a)(b)

Hotels, Restaurants & Leisure - 14.9%
24 Hour Fitness Worldwide Inc., Senior Notes	8.000%	6/1/22	2,500,000	2,469,850	(a)(b)
Downstream Development Authority of the Quapaw Tribe of Oklahoma, Senior Secured Notes	10.500%	2/15/23	3,830,000	3,791,700	(a)(b)
Golden Nugget Inc., Senior Notes	8.750%	10/1/25	910,000	935,025	(a)
Inn of the Mountain Gods Resort & Casino, Secured Notes (9.250% Cash or 9.250% PIK)	9.250%	11/30/20	2,452,557	2,391,243	(b)(c)
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp., Secured Notes	10.250%	11/15/22	3,000,000	3,240,000	(a)(b)
Jacobs Entertainment Inc., Secured Notes	7.875%	2/1/24	3,818,000	4,019,590	(a)(b)
Nathan’s Famous Inc., Senior Secured Notes	6.625%	11/1/25	3,770,000	3,675,750	(a)(b)
Silversea Cruise Finance Ltd., Senior Secured Notes	7.250%	2/1/25	3,015,000	3,244,894	(a)(b)
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp., Senior Secured Notes	5.875%	5/15/25	3,000,000	2,880,000	(a)

Total Hotels, Restaurants & Leisure				26,648,052

See Notes to Schedule of Investments.

WESTERN ASSET MIDDLE MARKET INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Household Durables - 1.6%
APX Group Inc., Senior Notes	8.750%	12/1/20	3,000,000		$2,930,625	(b)

Multiline Retail - 0.7%
Neiman Marcus Group Ltd. LLC, Senior Notes (8.750% Cash or 9.500% PIK)	8.750%	10/15/21	2,743,140		1,254,987	(a)(b)(c)

TOTAL CONSUMER DISCRETIONARY					34,439,264

CONSUMER STAPLES - 2.3%
Tobacco - 2.3%
Pyxus International Inc., Secured Notes	9.875%	7/15/21	4,960,000		4,116,800	(b)

ENERGY - 16.0%
Energy Equipment & Services - 2.4%
Pride International LLC, Senior Notes	7.875%	8/15/40	2,750,000		2,186,250	(b)
USA Compression Partners LP/USA Compression Finance Corp., Senior Notes	6.875%	4/1/26	2,000,000		2,010,000

Total Energy Equipment & Services					4,196,250

Oil, Gas & Consumable Fuels - 13.6%
Berry Petroleum Co. Escrow	—	—	10,119,000		0	*(d)(e)(f)
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	6.125%	11/15/22	2,379,000		2,414,685	(a)(b)
Endeavor Energy Resources LP/EER Finance Inc., Senior Notes	5.500%	1/30/26	1,200,000		1,255,500	(a)
Endeavor Energy Resources LP/EER Finance Inc., Senior Notes	5.750%	1/30/28	320,000		341,600	(a)
Magnum Hunter Resources Corp. Escrow	—	—	6,090,000		0	*(d)(e)(f)
MEG Energy Corp., Senior Notes	6.375%	1/30/23	1,500,000		1,333,125	(a)(b)
Oasis Petroleum Inc., Senior Notes	6.500%	11/1/21	4,088,000		4,026,680
Oasis Petroleum Inc., Senior Notes	6.875%	3/15/22	210,000		210,000
Oasis Petroleum Inc., Senior Notes	6.875%	1/15/23	2,607,000		2,590,706	(b)
Petrobras Global Finance BV, Senior Notes	6.750%	1/27/41	1,900,000		1,917,100
Shelf Drilling Holdings Ltd., Senior Notes	8.250%	2/15/25	3,470,000		3,162,037	(a)
Teine Energy Ltd., Senior Notes	6.875%	9/30/22	1,620,000		1,620,000	(a)
Transportadora de Gas del Sur SA, Senior Notes	6.750%	5/2/25	3,000,000		2,811,900	(a)
Vesta Energy Corp., Senior Notes	8.125%	7/24/23	3,800,000	CAD	2,732,981	(a)

Total Oil, Gas & Consumable Fuels					24,416,314

TOTAL ENERGY					28,612,564

FINANCIALS - 2.4%
Capital Markets - 1.9%
Jefferies Finance LLC/JFIN Co.-Issuer Corp., Senior Notes	7.375%	4/1/20	3,500,000		3,521,875	(a)(b)

See Notes to Schedule of Investments.

WESTERN ASSET MIDDLE MARKET INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Diversified Financial Services - 0.5%
Werner FinCo LP/Werner FinCo Inc., Senior Notes	8.750%	7/15/25	1,000,000	$885,000	(a)

TOTAL FINANCIALS				4,406,875

HEALTH CARE - 17.6%
Health Care Equipment & Supplies - 4.1%
DJO Finance LLC/DJO Finance Corp., Secured Notes	10.750%	4/15/20	3,500,000	3,517,500	(b)
Immucor Inc., Senior Notes	11.125%	2/15/22	3,700,000	3,792,500	(a)

Total Health Care Equipment & Supplies				7,310,000

Health Care Providers & Services - 12.2%
Agiliti Health Inc., Secured Notes	7.625%	8/15/20	5,155,000	5,155,000	(b)
Air Medical Group Holdings Inc., Senior Notes	6.375%	5/15/23	4,860,000	4,228,200	(a)(b)
BioScrip Inc., Second Lien Notes (10.500% Cash or 12.500% PIK, or 4.625% Cash and 5.625% PIK)	10.500%	8/15/20	340,994	354,634	(c)(e)(g)
BioScrip Inc., Second Lien Notes (10.500% Cash or 12.500% PIK, or 4.625% Cash and 5.625% PIK)	10.500%	6/30/22	3,406,759	3,543,029	(c)(e)(g)
BioScrip Inc., Senior Notes	8.875%	2/15/21	6,000,000	5,835,000	(b)
MPH Acquisition Holdings LLC, Senior Notes	7.125%	6/1/24	2,000,000	1,991,000	(a)(b)
Tenet Healthcare Corp., Senior Notes	8.125%	4/1/22	690,000	724,500

Total Health Care Providers & Services				21,831,363

Pharmaceuticals - 1.3%
Bausch Health Cos. Inc., Senior Notes	5.875%	5/15/23	1,000,000	982,500	(a)(b)
Bausch Health Cos. Inc., Senior Notes	6.125%	4/15/25	280,000	265,300	(a)
Bausch Health Cos. Inc., Senior Notes	9.000%	12/15/25	1,010,000	1,080,700	(a)

Total Pharmaceuticals				2,328,500

TOTAL HEALTH CARE				31,469,863

INDUSTRIALS - 13.0%
Aerospace & Defense - 0.7%
Heligear Acquisition Co., Senior Secured Notes	10.250%	10/15/19	1,241,000	1,246,585	(a)(b)

Commercial Services & Supplies - 2.8%
Garda World Security Corp., Senior Notes	7.250%	11/15/21	2,610,000	2,610,000	(a)(b)
Monitronics International Inc., Senior Notes	9.125%	4/1/20	269,000	75,992	(b)
Waste Pro USA Inc., Senior Notes	5.500%	2/15/26	2,440,000	2,379,000	(a)

Total Commercial Services & Supplies				5,064,992

See Notes to Schedule of Investments.

WESTERN ASSET MIDDLE MARKET INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Machinery - 1.0%
Cleaver-Brooks Inc., Senior Secured Notes	7.875%	3/1/23	510,000	$506,175	(a)
MAI Holdings Inc., Senior Secured Notes	9.500%	6/1/23	1,320,000	1,254,000

Total Machinery				1,760,175

Marine - 2.7%
Navios Maritime Acquisition Corp./Navios Acquisition Finance US Inc., Senior Secured Notes	8.125%	11/15/21	6,260,000	4,757,600	(a)(b)

Road & Rail - 1.6%
Flexi-Van Leasing Inc., Secured Notes	10.000%	2/15/23	3,350,000	2,805,625	(a)(b)

Trading Companies & Distributors - 2.1%
Ahern Rentals Inc., Secured Notes	7.375%	5/15/23	1,970,000	1,723,750	(a)(b)
Emeco Pty Ltd., Senior Secured Notes	9.250%	3/31/22	1,978,824	2,072,818

Total Trading Companies & Distributors				3,796,568

Transportation Infrastructure - 2.1%
Neovia Logistics Services LLC/SPL Logistics Finance Corp., Senior Secured Notes	8.875%	8/1/20	4,330,000	3,810,400	(a)(b)

TOTAL INDUSTRIALS				23,241,945

INFORMATION TECHNOLOGY - 2.2%
Software - 2.2%
Fair Isaac Corp., Senior Notes	5.250%	5/15/26	3,645,000	3,681,450	(a)(b)
Interface Special Holdings Inc., Senior Notes (19.000% PIK)	19.000%	11/1/23	2,879,865	194,391	(a)(c)

TOTAL INFORMATION TECHNOLOGY				3,875,841

MATERIALS - 2.8%
Chemicals - 1.1%
Techniplas LLC, Senior Secured Notes	10.000%	5/1/20	2,080,000	1,952,600	(a)(b)

Metals & Mining - 0.6%
Murray Energy Corp., Secured Notes (9.000% Cash and 3.000% PIK)	12.000%	4/15/24	2,239,610	1,153,399	(a)(c)

Paper & Forest Products - 1.1%
Mercer International Inc., Senior Notes	6.500%	2/1/24	1,000,000	1,015,380
Mercer International Inc., Senior Notes	5.500%	1/15/26	1,000,000	932,500

Total Paper & Forest Products				1,947,880

TOTAL MATERIALS				5,053,879

REAL ESTATE - 2.9%
Equity Real Estate Investment Trusts (REITs) - 1.8%
Uniti Group LP/Uniti Group Finance Inc./CSL Capital LLC, Senior Notes	8.250%	10/15/23	3,500,000	3,255,000	(b)

See Notes to Schedule of Investments.

WESTERN ASSET MIDDLE MARKET INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Real Estate Management & Development - 1.1%
Kennedy-Wilson Inc., Senior Notes	5.875%	4/1/24	2,000,000	$1,965,600

TOTAL REAL ESTATE				5,220,600

TOTAL CORPORATE BONDS & NOTES (cost - $152,326,402)				149,712,221

SENIOR LOANS - 25.7%
CONSUMER DISCRETIONARY - 6.3%
Commercial Services & Supplies - 1.1%
KC Culinarte Intermediate LLC, First Lien Term Loan (1 mo. USD LIBOR + 3.750%)	6.260%	8/25/25	2,004,975	2,001,216	(e)(h)(i)(j)

Hotels, Restaurants & Leisure - 2.1%
Affinity Gaming LLC, Second Lien Term Loan (1 mo. USD LIBOR + 8.250%)	10.749%	1/31/25	3,990,000	3,840,375	(h)(i)(j)

Specialty Retail - 2.0%
Isagenix International LLC, Term Loan (3 mo. USD LIBOR + 5.750%)	8.553%	6/14/25	1,950,000	1,852,500	(e)(h)(i)(j)
PetSmart Inc., Term Loan B2 (1 mo. USD LIBOR + 3.000%)	5.520%	3/11/22	1,974,359	1,660,224	(h)(i)(j)

Total Specialty Retail				3,512,724

Textiles, Apparel & Luxury Goods - 1.1%
TOMS Shoes LLC, Term Loan (3 mo. USD LIBOR + 5.500%)	8.300%	10/30/20	2,461,536	1,932,306	(e)(h)(i)(j)

TOTAL CONSUMER DISCRETIONARY				11,286,621

CONSUMER STAPLES - 5.9%
Food Products - 5.9%
8th Avenue Food & Provisions Inc., Second Lien Term Loan (1 mo. USD LIBOR + 7.750%)	10.253%	10/1/26	2,720,000	2,706,400	(e)(h)(i)(j)
CSM Bakery Solutions LLC, Second Lien Term Loan (3 mo. USD LIBOR + 7.750%)	10.550%	7/5/21	4,000,000	3,650,000	(h)(i)(j)
Shearer’s Foods LLC, Second Lien Term Loan (1 mo. USD LIBOR + 6.750%)	9.249%	6/30/22	4,420,000	4,187,950	(e)(h)(i)(j)

TOTAL CONSUMER STAPLES				10,544,350

FINANCIALS - 2.9%
Diversified Financial Services - 1.1%
GI Revelation Acquisition LLC, First Lien Term Loan (1 mo. USD LIBOR + 5.000%)	7.499%	4/16/25	1,999,950	1,956,201	(h)(i)(j)

Insurance - 1.8%
AIS Holdco LLC, First Lien Term Loan (3 mo. USD LIBOR + 5.000%)	7.803%	8/15/25	3,319,125	3,252,743	(e)(h)(i)(j)

TOTAL FINANCIALS				5,208,944

See Notes to Schedule of Investments.

WESTERN ASSET MIDDLE MARKET INCOME FUND INC.

Schedule of Investments (unaudited) (cont’d)	January 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
HEALTH CARE - 2.8%
Health Care Equipment & Supplies - 2.1%
Air Methods Corp., Term Loan (3 mo. USD LIBOR + 3.500%)	6.303%	4/21/24	1,000,000	$821,000	(h)(i)(j)
WP CityMD Bidco LLC, Term Loan (3 mo. USD LIBOR + 3.500%)	6.303%	6/7/24	2,992,424	2,917,614	(h)(i)(j)

Total Health Care Equipment & Supplies				3,738,614

Pharmaceuticals - 0.7%
Pearl Intermediate Parent LLC, Second Lien Term Loan (1 mo. USD LIBOR + 6.250%)	8.769%	2/13/26	1,350,000	1,339,875	(h)(i)(j)

TOTAL HEALTH CARE				5,078,489

INDUSTRIALS - 1.7%
Marine - 1.7%
Commercial Barge Line Co., Term Loan (1 mo. USD LIBOR + 8.750%)	11.249%	11/12/20	4,323,417	3,062,419	(h)(i)(j)

INFORMATION TECHNOLOGY - 3.9%
Electronic Equipment, Instruments & Components - 2.0%
Allflex Holdings III Inc., Second Lien Term Loan (1 mo. USD LIBOR + 7.000%)	9.506%	7/19/21	3,547,170	3,520,566	(h)(i)(j)

IT Services - 1.9%
Access CIG LLC, Second Lien Term Loan (3 mo. USD LIBOR + 7.750%)	10.457%	2/13/26	3,470,984	3,442,060	(h)(i)(j)

TOTAL INFORMATION TECHNOLOGY				6,962,626

REAL ESTATE - 1.5%
Real Estate Management & Development - 1.5%
Coastal Construction Corp., Delayed Draw Term Loan	—	10/1/24	670,000	652,714	(d)(e)(k)
Coastal Construction Products LLC, Term Loan B (3 mo. USD LIBOR + 5.375%)	8.185%	9/4/24	2,007,931	1,956,126	(d)(e)(h)(i)(j)

TOTAL REAL ESTATE				2,608,840

UTILITIES - 0.7%
Electric Utilities - 0.7%
Panda Temple Power LLC, Second Lien Term Loan (1 mo. USD LIBOR + 8.000% PIK)	10.508%	2/7/23	1,349,059	1,349,059	(c)(e)(h)(i)(j)

TOTAL SENIOR LOANS (cost - $48,712,521)				46,101,348

See Notes to Schedule of Investments.

WESTERN ASSET MIDDLE MARKET INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2019

SECURITY			SHARES	VALUE
COMMON STOCKS - 6.8%
ENERGY - 5.7%
Oil, Gas & Consumable Fuels - 5.7%
Berry Petroleum Corp.			730,306	$8,610,308
Blue Ridge Mountain Resources Inc.			313,603	1,530,382	*

TOTAL ENERGY				10,140,690

UTILITIES - 1.1%
Electric Utilities - 1.1%
Panda Temple Power LLC			91,433	1,988,668	*

TOTAL COMMON STOCKS (Cost - $17,410,472)				12,129,358

	RATE
PREFERRED STOCKS - 1.1%
FINANCIALS - 1.1%
Capital Markets - 1.1%
B. Riley Financial Inc. (Cost - $1,997,500)	6.875%		79,900	1,975,128

		EXPIRATION DATE	WARRANTS
WARRANTS - 0.4%
BioScrip Inc. (Cost - $125,485)		6/30/27	1	724,177	(d)(e)(g)

			SHARES
INVESTMENTS IN UNDERLYING FUNDS - 0.2%
SPDR S&P Oil & Gas Exploration & Production ETF (Cost - $520,269)			14,420	440,387

	EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT†
PURCHASED OPTIONS - 0.1%
EXCHANGE-TRADED PURCHASED OPTIONS - 0.1%
SPDR S&P Oil & Gas Exploration & Production ETF, Put @ $30.00 (Cost - $186,956)	3/15/19	1,214	3,707,556	129,898

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $221,279,605)				211,212,517

See Notes to Schedule of Investments.

WESTERN ASSET MIDDLE MARKET INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2019

SECURITY	RATE	SHARES	VALUE
SHORT-TERM INVESTMENTS - 2.4%
Dreyfus Government Cash Management, Institutional Shares (Cost - $4,208,572)	2.359%	4,208,572	$4,208,572

TOTAL INVESTMENTS - 120.3% (Cost - $225,488,177)			215,421,089
Liabilities in Excess of Other Assets - (20.3)%			(36,302,914)

TOTAL NET ASSETS - 100.0%			$179,118,175

†	Face amount/notional amount denominated in U.S. dollars, unless otherwise noted.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)	All or a portion of this security is pledged as collateral pursuant to the loan agreement.

(c)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.

(d)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (Note 1).

(e)	Security is valued using significant unobservable inputs (Note 1).

(f)	Value is less than $1.

(g)	Restricted security (Note 2).

(h)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(i)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(j)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(k)	All or a portion of this loan is unfunded as of January 31, 2019. The interest rate for fully unfunded term loans is to be determined.

Abbreviations used in this schedule:

CAD	— Canadian Dollar
ETF	— Exchange-Traded Fund
LIBOR	— London Interbank Offered Rate
PIK	— Payment-In-Kind
SPDR	— Standard & Poor’s Depositary Receipts
USD	— United States Dollar

At January 31, 2019, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Depreciation
USD	2,813,480	CAD	3,715,000	Citibank N.A.	4/17/19	$(18,994)

See Notes to Schedule of Investments.

WESTERN ASSET MIDDLE MARKET INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2019

Abbreviations used in this table:

CAD	— Canadian Dollar
USD	— United States Dollar

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Middle Market Income Fund Inc. (the “Fund”) was incorporated in Maryland on June 29, 2011 and is registered as a non-diversified, limited-term, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund commenced operations on August 26, 2014. The Fund’s primary investment objective is to provide high income. As a secondary objective, the Fund seeks capital appreciation. The Fund seeks to achieve its investment objectives by investing, under normal market conditions, at least 80% of its managed assets (the net assets of the Fund plus the principal amount of any borrowings and any preferred stock that may be outstanding) in securities, including loans, issued by middle market companies. For investment purposes, “middle market” refers to companies with annual revenues of between $100 million and $1 billion at the time of investment by the Fund. Securities of middle market issuers are typically considered below investment grade (also commonly referred to as “junk bonds”). It is anticipated that the Fund will terminate on December 30, 2022. Upon its termination, it is anticipated that the Fund will have distributed substantially all of its net assets to stockholders, although securities for which no market exists or securities trading at depressed prices, if any, may be placed in a liquidating trust.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

Notes to Schedule of Investments (unaudited) (continued)

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Notes to Schedule of Investments (unaudited) (continued)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Long-Term Investments†:
Corporate Bonds & Notes:
Energy	—	$28,612,564	$0	*	$28,612,564
Health Care	—	27,572,200	3,897,663		31,469,863
Other Corporate Bonds & Notes	—	89,629,794	—		89,629,794
Senior Loans:
Consumer Discretionary	—	5,500,599	5,786,022		11,286,621
Consumer Staples	—	3,650,000	6,894,350		10,544,350
Financials	—	1,956,201	3,252,743		5,208,944
Real Estate	—	—	2,608,840		2,608,840
Utilities	—	—	1,349,059		1,349,059
Other Senior Loans	—	15,103,534	—		15,103,534
Common Stocks:
Energy	$10,140,690	—	—		10,140,690
Utilities	—	1,988,668	—		1,988,668
Preferred Stocks	1,975,128	—	—		1,975,128
Warrants	—	—	724,177		724,177
Investments in Underlying Funds	440,387	—	—		440,387
Purchased Options	129,898	—	—		129,898

Total Long-Term Investments	12,686,103	174,013,560	24,512,854		211,212,517

Short-Term Investments†	4,208,572	—	—		4,208,572

Total Investments	$16,894,675	$174,013,560	$24,512,854		$215,421,089

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Other Financial Instruments:
Forward Foreign Currency Contracts	—	$18,994	—		$18,994

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

Notes to Schedule of Investments (unaudited) (continued)

The Fund’s policy is to recognize transfers between levels as of the end of the reporting period. At January 31, 2019, securities valued $8,610,308 were transferred from Level 2 to Level 1 within the fair value hierarchy because of the availability of a quoted price in an active market for an identical investment.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities	Balance as of April 30, 2018		Accrued premiums/ discounts	Realized gain (loss)	Change in unrealized appreciation (depreciation)[1]	Purchases
Corporate Bonds & Notes:
Energy	$0	*	—	—	—	—
Health Care	3,640,000		$16,281	—	$(6,371)	$247,753
Senior Loans:
Consumer Discretionary	455,400		(8,104)	$(130,755)	128,950	4,014,950
Consumer Staples	—		5,082	405	46,313	2,734,600
Financials	2,035,125		1,740	147	(120,443)	3,323,300
Health Care	3,002,779		845	27,536	(37,736)	—
Real Estate	—		1,393	20	(43,704)	2,653,200
Utilities	—		—	—	—	—
Common Stocks:
Energy	2,389,655		—	—	(859,273)	—
Utilities	1,737,227		—	—	251,441	—
Warrants	0	*	—	—	724,177	—

Total	$13,260,186		$17,237	$(102,647)	$83,354	$12,973,803

Investments in Securities (cont’d)	Sales	Transfers into Level 3[2]	Transfers out of Level 3[3]	Balance as of January 31, 2019		Net change in unrealized appreciation (depreciation) for investments in securities still held at January 31, 2019[1]
Corporate Bonds & Notes:
Energy	—	—	—	$0	*	—
Health Care	—	—	—	3,897,663		$(6,371)
Senior Loans:
Consumer Discretionary	$(606,725)	$1,932,306	—	5,786,022		(96,801)
Consumer Staples	(80,000)	4,187,950	—	6,894,350		46,313

Notes to Schedule of Investments (unaudited) (continued)

Investments in Securities (cont’d)	Sales	Transfers into Level 3[2]	Transfers out of Level 3[3]	Balance as of January 31, 2019	Net change in unrealized appreciation (depreciation) for investments in securities still held at January 31, 2019[1]
Financials	$(30,925)	—	$(1,956,201)	$3,252,743	$(50,644)
Health Care	(2,993,424)	—	—	—	—
Real Estate	(2,069)	—	—	2,608,840	(43,704)
Utilities	—	$1,349,059	—	1,349,059	—
Common Stocks:
Energy	—	—	(1,530,382)	—	—
Utilities	—	—	(1,988,668)	—	—
Warrants	—	—	—	724,177	724,177

Total	$(3,713,143)	$7,469,315	$(5,475,251)	$24,512,854	$572,970

The Fund’s policy is to recognize transfers between levels as of the end of the reporting period.

*	Amount represents less than $1.

[1]

Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

[2]	Transferred into Level 3 as a result of the unavailability of a quoted price in an active market for an identical investment or the unavailability of other significant observable inputs.

[3]	Transferred out of Level 3 as a result of the availability of a quoted price in an active market for an identical investment or the availability of other significant observable inputs.

The following table summarizes the valuation techniques used and unobservable inputs approved by the Valuation Committee to determine the fair value of certain, material Level 3 investments. The table does not include Level 3 investments with values derived utilizing prices from prior transactions or third party pricing information without adjustment (e.g., broker quotes, pricing services, net asset values).

Notes to Schedule of Investments (unaudited) (continued)

	Fair Value at 1/31/19 (000’s)	Valuation Technique(s)	Unobservable Input(s)	Range/Weighted Average	Impact to Valuation from an Increase in Input*
Senior Loans	$2,609	Market Approach	Yield to Maturity	4.167%-8.768%	Decrease
			Transaction Spread	3.239%	Decrease

*

This column represents the directional change in the fair value of the Level 3 investments that would result in an increase from the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these unobservable inputs in isolation could result in significantly higher or lower fair value measurements.

2. Restricted securities

The following Fund investments are restricted as to resale.

Security	Face Amount/ Warrants	Acquisition Date	Cost	Value at 1/31/2019		Value Per Unit	Percent of Net Assets
BioScrip Inc., Second Lien Notes, 10.500%, due 8/15/20	$340,994	6/17, 6/18, 7/18, 8/18, 9/18, 10/18, 12/18, 1/19	$340,994	$354,634		$104.00	0.20%
BioScrip Inc., Second Lien Notes, 10.500%, due 6/30/22	$3,406,759	6/17, 7/18, 8/18, 9/18, 10/18, 12/18, 1/19	3,312,639	3,543,029		104.00	1.98
BioScrip Inc., Warrants	1	6/17	125,485	724,177	(a)	724,177.00	0.40

			$3,779,118	$4,621,840			2.58%

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Directors.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Middle Market Income Fund Inc.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	March 27, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	March 27, 2019

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	March 27, 2019